Above / below market acquired time charters (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amount as at January 1, 2021	$ 34,579
Carrying amount as at January 1, 2021	0
Carrying amount as at June 30, 2021	30,383
Carrying amount as at June 30, 2021	(11,678)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amount as at January 1, 2021	34,579
Additions	0
(Amortization) / accretion	(4,196)
Carrying amount as at June 30, 2021	30,383
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Carrying amount as at January 1, 2021	0
Additions	(12,657)
(Amortization) / accretion	979
Carrying amount as at June 30, 2021	$ (11,678)